INCOME TAXES - Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022
Reconciliation of the PRC statutory tax rate to the effective tax rate
(Loss) / income before provision for income tax	$ 17,483	$ (109,719)	$ (778,130)
PRC statutory income tax rate	25.00%	25.00%	25.00%
Income tax at statutory income tax rate	$ 4,371	$ (27,430)	$ (194,533)
Effect of non-deductible expenses and loss and super deduction expenses	5,669	(10,200)	108,961
Effect of income tax exemptions and preferential tax rates	(700)	(47,062)	(68,090)
Effect of income tax rate difference in other jurisdictions	(70)	75,598	97,306
Change in valuation allowance	6,109	29,105	453,348
Income tax expense / (benefit)	$ 15,379	$ 20,011	$ 396,992